Goodwill and Core Deposit Intangibles - Schedule of Changes in Intangible Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-lived Intangible Liabilities [Roll Forward]
Balance at January 1	$ 36	$ 0
Amortization	(12)	(16)
Balance at December 31, net of accumulated amortization	24	36
CIT Group Inc.
Finite-lived Intangible Liabilities [Roll Forward]
Acquired in CIT Merger	$ 0	$ 52